Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Investments Abstract
Schedule of Information on investments

		Net profit (loss) for the year			Equity
		2025	2024	2023	2025	2024

Jointly-controlled investments
RPR	(i)	(264)	(84)	21	(217)	37
Bioglycols LLC	(ii)	(39)	(16)	(16)	80

Associates
Borealis	(iii)	96	75	70	191	285
Plaind	(iv)	59	10		802	708

(i) RPR's main activities are the refining, processing, sale and import of oil, its byproducts and correlated products. The percentage of Braskem's equity interest in the capital of RPR on December 31, 2025 and 2024 is 33.20%. In March 2026, the Company carried out a capital contribution in RPR in the amount of R$ 150. The Company’s ownership interest remained unchanged, as equivalent contributions were made by the other shareholders.

(ii) Bioglycols’s main activities are the production and marketing of bio-MEG (monoethylene glycol) and bio-MPG (monopropylene glycol). The percentage of Braskem's equity interest in the capital of Bioglyclos on December 31, 2025 and 2024 is 51%.

(iii) Borealis’ main activities are the production and marketing of petrochemical products, byproducts and correlated products. The percentage of Braskem’s ownership interest in the capital of Borealis on December 31, 2025 and 2024 is 20%.

(iv) Plaind is a holding company established and maintained to manage the control of Cetrel S.A. and DAC S.A. Its shares were received by the Company as part of the consideration for the sale of control of Cetrel. As of December 31, 2025 and 2024, Braskem holds a 49.9% equity interest in Plaind's capital stock.

Schedule of changes in investments

	Note	Borealis	RPR	Bioglycols LLC	GRI (i)	Plaind	Other	Total

Balance at December 31, 2023		57	43	41			24	165

Dividends and interest on equity		(16)						(16)
Results from equity-accounted investees		16	(28)	(8)		5	(6)	(21)
Other comprehensive income			(2)	6			(3)	1
Capital increase				5	77	348		430
Other				(44)	(77)			(121)

Balance at December 31, 2024		57	13			353	15	438

Dividends and interest on equity		(38)				(7)		(45)
Results from equity-accounted investees		19	(12)	(22)		30	(6)	9
Other comprehensive income			(1)	1
Impairment				18				18
Additions of investments				47				47
Currency translations adjustments				(2)				(2)
Others						24	5	29

Balance at December 31, 2025		38		42		400	14	494
(i) Incorporated by Plaind.

Schedule of impact on the consolidation of brasken idesa

	Braskem Idesa Consolidated (i)
Statements of financial position	2025	2024

Current assets	3,140	3,630
Non-current assets	18,720	19,605
Total assets	21,860	23,235

Current liabilities	15,152	2,966
Non-current liabilities	9,519	19,772
Total liabilities	24,671	22,738

Shareholders' equity	(2,811)	497

Total liabilities and shareholders' equity	21,860	23,235

		Braskem Idesa Consolidated (i)
Statements of financial position	2025	2024	2023

Statement of profit or loss
Net revenue	4,135	5,247	4,455
Loss for the year	(4,414)	(3,288)	(1,361)

Statement of cash flows
Net cash generated from (used in) operating activities	(368)	1,396	(863)
Net cash (used) in investing activities	(914)	(1,878)	(791)
Net cash generated from (used in) financing activities	(165)	554	927
Exchange variation on cash and cash equivalents	(40)	86	105
Increase (decrease) in cash and cash equivalents	(1,487)	158	(622)

(i)	The financial information presented considers Braskem Idesa together with its subsidiaries Braskem Idesa Serviços and Terminal Química, and does not include the effects of consolidation at Braskem S.A.